Note 8 - Share Capital and Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
		December 31, 2022		December 31, 2021

	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding – beginning of year	1,094,001	$1.90	1,865,519	$1.69
Granted	-	-	3,333	1.06
Forfeited or cancelled	(141,666)	4.06	(29,334)	1.06
Exercised	(247,866)	1.51	(745,517)	1.41

Outstanding – end of year	704,469	1.60	1,094,001	1.90

Options exercisable – end of year	661,135	1.60	877,001	1.99
		December 31, 2022		December 31, 2021

	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding – beginning of year	23,334	$2.09	35,000	$2.09
Exercised	-	-	(11,666)	2.09

Outstanding – end of year	23,334	2.09	23,334	2.09

Options exercisable – end of year	11,668	2.09	-	-

Disclosure of range of exercise prices of outstanding share options [text block]
		December 31, 2022

Range of exercise prices $	Number of options	Weighted average remaining contractual life (years)	Weighted average number of options exercisable

0.96	3,333	0.67	3,333
1.06	15,134	0.75	15,134
1.13	55,000	2.42	55,000
1.14	10,000	0.92	10,000
1.15	20,000	1.92	20,000
1.27	3,334	1.67	3,334
1.55	36,333	1.42	36,333
1.59	143,334	2.17	100,000
1.71	378,001	1.25	378,001
1.94	40,000	0.92	40,000
2.09	23,334	2.67	11,668

	727,803		672,803
	December 31, 2021

Range of exercise prices $	Number of options	Weighted average remaining contractual life (years)	Weighted average number of options exercisable

0.96	3,333	1.67	3,333
1.06	74,634	1.75	74,634
1.13	68,333	3.42	55,000
1.14	10,000	1.92	10,000
1.15	20,000	2.92	13,333
1.27	8,334	2.67	5,000
1.55	58,033	2.42	18,700
1.59	185,000	3.17	51,668
1.71	506,334	2.25	485,333
1.94	40,000	0.92	40,000
2.09	23,334	3.67	-
4.12	7,500	0.42	7,500
4.47	22,500	0.67	22,500
4.60	90,000	0.25	90,000

	1,117,335		877,001

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
2021

Weighted average grant date fair value of options granted	$1.45
Weighted average assumptions used
Expected option life	5 years
Risk-free interest rate	1.45%
Expected volatility	87%

Description of nature of accounting errors in prior periods [text block]
	As Reported	As Restated
Share-based compensation expense	$5,329,438	$4,132,017
Operating expenses	54,179,358	52,981,937
Income from operations	9,385,611	10,583,032
Net income before income taxes	11,706,427	12,903,848
Net income for the year	10,555,510	11,752,931
Basic and diluted net income per share	0.18	0.20
Comprehensive income for the year	10,586,679	11,784,100

Disclosure of changes in accounting policies, accounting estimates and errors [text block]
	As Reported	As Restated
Common shares	$124,036,377	$126,736,698
Contributed surplus	10,620,976	6,461,456
Deficit	22,047,563	20,588,364